Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about other financial liabilities explanatory [Table Text Block]
	Dec. 31, 2017	Dec. 31, 2016
Current
Derivative liabilities	$16,140	$10,682
Warrants at fair value through profit and loss	6,961	-
Contingent consideration - gold price option	732	-
Other financial liabilities at amortized cost	2,360	2,813
Embedded derivatives	297	-
	26,760	13,495

Non-current
Contingent consideration - gold price option	-	570
Warrants at fair value through profit and loss	-	7,588
Other financial liabilities at amortized cost	19,938	20,185
Embedded derivatives	863	-
	20,801	28,343
	$47,561	$41,838